24. Other Income and Other Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income
Income from investment in CFSG Partners	$ 287,252	$ 149,715
Expenses
Marketing	321,586	284,641
State deposit tax	532,592	516,348
Amortization of tax credit investments	473,842	1,175,177
ATM fees	401,147	363,478
Telephone	$ 358,801	$ 338,239